Stock-Based Compensation (Performance-Based Stock Compensation) - Additional Information (Detail)	12 Months Ended
Mar. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance-based stock compensation, recognition period	3 years